INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 10 - INTANGIBLE ASSETS:

a.    The Company’s intangible assets represent in-licenses of R&D assets. The changes in those assets are as follows:

	Year Ended December 31,
	2023	2022
	U.S. dollars in thousands

R&D assets:
Cost:
Balance at beginning of year	5,757	5,757
Balance at end of year	5,757	5,757
Accumulated amortization:
Balance at beginning of year	(148)	(116)
Amortization charges	(31)	(32)
Balance at end of year	(179)	(148)
	5,578	5,609
Commercialization assets:
Cost:
Balance at beginning of year	89,373	89,373
Disposal during the year	(77,585)	—
Balance at end of year	11,788	89,373
Accumulated impairments and amortization:
Balance at beginning of year	(29,356)	(23,370)
Amortization and impairment charges	(514)	(5,986)
Disposal during the year	18,082	—
Balance at end of year	(11,788)	(29,356)
	—	60,017
	5,578	65,626

The Company estimated the useful life of the assets related to Talicia® at approximately 15 years from marketing approval date November 2019. The amortization expenses are recognized under Cost of Revenues in the Consolidated Statements of Comprehensive Income (Loss).

See also note 15 (6) regarding the transfer of the Company’s rights in Movantik® to HCRM in exchange for all the Company’s debt obligations under the Credit Agreement with HCRM.